Pacer Solactive Whitney Future of Warfare ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class A	205	$69,290
AT&T, Inc.	2,343	61,410
BCE, Inc.	2,492	64,778
BT Group PLC	23,818	62,541
Charter Communications, Inc. - Class A (a)	249	51,324
Deutsche Telekom AG	1,807	60,557
Verizon Communications, Inc.	1,481	65,934
Vodafone Group PLC	47,846	70,515
		506,349

Consumer Discretionary - 1.3%
Amazon.com, Inc. (a)	258	61,740
Continental AG	761	60,331
		122,071

Industrials - 70.4% (b)
Airbus Group SE	233	53,608
AMETEK, Inc.	289	64,730
BAE Systems PLC	13,202	357,619
Boeing Co. (a)	3,229	754,682
Bouygues SA	1,255	68,096
CAE, Inc. (a)	2,083	67,129
Carrier Global Corp.	982	58,508
Dover Corp.	320	64,477
Emerson Electric Co.	421	61,870
Experian PLC	1,233	46,665
Ferrovial SE	920	62,407
Fortive Corp.	1,125	59,411
General Dynamics Corp.	1,875	658,294
Honeywell International, Inc.	723	164,497
Howmet Aerospace, Inc.	286	59,511
Illinois Tool Works, Inc.	236	61,657
Ingersoll Rand, Inc.	732	63,018
Johnson Controls International PLC	504	60,107
Kongsberg Gruppen ASA	2,391	82,336
L3Harris Technologies, Inc.	1,009	345,936
Leidos Holdings, Inc.	1,128	212,380
Leonardo SpA	1,081	72,403
Lockheed Martin Corp.	1,320	837,170
MTU Aero Engines AG	132	58,809
Northrop Grumman Corp.	959	663,877
Parker-Hannifin Corp.	75	70,188
Rheinmetall AG	29	61,462
Rockwell Automation, Inc.	157	66,199
Rolls-Royce Holdings PLC	3,744	62,218
RTX Corp.	3,640	731,385
Saab AB	1,062	83,175
Safran SA	164	58,726
Smiths Group PLC	1,733	59,691
Thales SA	202	61,519
Trane Technologies PLC	129	54,255
TransDigm Group, Inc.	44	62,812
Vertiv Holdings Co. - Class A	297	55,295
		6,486,122

Information Technology - 21.4%
Adobe, Inc. (a)	169	49,559
Applied Materials, Inc.	247	79,613
Arista Networks, Inc. (a)	363	51,452
Cadence Design System, Inc. (a)	172	50,974
Capgemini SE	381	59,468
Cellebrite DI Ltd. (a)	3,351	49,293
CGI, Inc.	661	56,965
Cisco Systems, Inc.	787	61,638
Cloudflare, Inc. - Class A (a)	260	46,111
Cognizant Technology Solutions Corp. - Class A	798	65,484
Constellation Software, Inc.	23	42,682
Crowdstrike Holdings, Inc. - Class A (a)	107	47,230
Dassault Systemes SE	2,020	55,800
Datadog, Inc. - Class A (a)	367	47,460
Dell Technologies, Inc. - Class C	612	70,037
GlobalFoundries, Inc. (a)	1,603	67,647
Halma PLC	1,232	59,915
Hewlett Packard Enterprise Co.	2,354	50,658
Hexagon AB - Class B	4,669	53,060
International Business Machines Corp.	185	56,739
Keysight Technologies, Inc. (a)	328	70,956
KLA Corp.	48	68,541
Microsoft Corp.	110	47,332
Motorola Solutions, Inc.	133	53,538
Nokia OYJ	8,066	52,047
NVIDIA Corp.	283	54,090
Open Text Corp.	1,514	38,886
Oracle Corp.	224	36,866
Palantir Technologies, Inc. - Class A (a)	295	43,244
Palo Alto Networks, Inc. (a)	264	46,720
Roper Technologies, Inc.	130	48,260
Sage Group PLC	3,821	50,200
salesforce.com, Inc.	224	47,553
Snowflake, Inc. - Class A (a)	212	40,852
Synopsys, Inc. (a)	130	60,465
Trimble, Inc. (a)	731	49,416
Zscaler, Inc. (a)	178	35,602
		1,966,353

Materials - 1.3%
Air Liquide SA	291	54,677
Dow, Inc.	2,422	66,726
		121,403
TOTAL COMMON STOCKS (Cost $8,287,561)		9,202,298

TOTAL INVESTMENTS - 99.9% (Cost $8,287,561)		9,202,298
Other Assets in Excess of Liabilities - 0.1%		7,563
TOTAL NET ASSETS - 100.0%		$9,209,861

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Solactive Whitney Future of Warfare ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,202,298	$–	$–	$9,202,298
Total Investments	$9,202,298	$–	$–	$9,202,298

Refer to the Schedule of Investments for further disaggregation of investment categories.